Restructuring Charges (Tables)	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Restructuring Charges [Abstract]
Schedule of restructuring activity

			Adjustment to Costs					Total
	Balance			Foreign		Balance	Total Costs	Expected
	April 30,	Initial		Currency	Cash	October 31,	Recognized	Program
(in millions)	2015	Costs	Expense	Effect	Payments	2015	to Date	Costs
Fiscal 2016 restructuring
Severance	$-	$5.7	$-	$(0.1)	$(1.8)	$3.8	$5.7	$5.7
Facilities and other	-	1.8	-	(0.1)	-	1.7	1.6	1.6
Total fiscal 2016 restructuring	-	7.5	-	(0.2)	(1.8)	5.5	7.3	7.3

Fiscal 2016 acquisition-related
Severance	-	0.9	-	-	-	0.9	0.9	0.9
Total fiscal 2016 acquisition-related	-	0.9	-	-	-	0.9	0.9	0.9

Fiscal 2015 restructuring
Severance	2.2	-	(0.4)	-	(1.3)	0.5	10.2	10.2
Total fiscal 2015 restructuring	2.2	-	(0.4)	-	(1.3)	0.5	10.2	10.2

Previous restructuring
Severance	0.6	-	(0.1)	-	(0.2)	0.3	31.4	31.4
Facilities and other	0.3	-	0.1	-	(0.3)	0.1	2.3	2.3
Total previous restructuring	0.9	-	-	-	(0.5)	0.4	33.7	33.7

Previous acquisition-related
Severance	0.4	-	-	-	-	0.4	40.5	40.5
Facilities and other	0.4	-	0.2	-	(0.4)	0.2	4.0	4.0
Total previous acquisition-related	0.8	-	0.2	-	(0.4)	0.6	44.5	44.5

Total restructuring	$3.9	$8.4	$(0.2)	$(0.2)	$(4.0)	$7.9	$96.6	$96.6

			Adjustment to Costs					Total
	Balance			Foreign		Balance	Total Costs	Expected
	May 31,	Initial		Currency	Cash	April 30,	Recognized	Program
(in millions)	2014	Costs	Expense	Effect	Payments	2015	to Date	Costs
Fiscal 2015 restructuring
Severance	$-	$10.5	$-	$(0.2)	$(8.1)	$2.2	$10.5	$10.5
Facilities and other	-	0.2	-	-	(0.2)	-	0.2	0.2
Total fiscal 2015 restructuring	-	10.7	-	(0.2)	(8.3)	2.2	10.7	10.7

Fiscal 2014 restructuring
Severance	12.6	-	(3.0)	(0.7)	(8.6)	0.3	18.9	18.9
Facilities and other	0.5	-	-	-	(0.4)	0.1	0.8	0.8
Total fiscal 2014 restructuring	13.1	-	(3.0)	(0.7)	(9.0)	0.4	19.7	19.7

Fiscal 2013 restructuring
Severance	1.5	-	(0.2)	(0.1)	(0.9)	0.3	12.7	12.7
Facilities and other	0.4	-	-	-	(0.2)	0.2	1.4	1.4
Total fiscal 2013 restructuring	1.9	-	(0.2)	(0.1)	(1.1)	0.5	14.1	14.1

Fiscal 2013 acquisition-related
Severance	0.1	-	-	-	(0.1)	-	0.8	0.8
Total fiscal 2013 acquisition-related	0.1	-	-	-	(0.1)	-	0.8	0.8

Previous restructuring
Severance	0.2	-	(0.2)	-		-	13.7	13.7
Total previous restructuring	0.2	-	(0.2)	-	-	-	13.7	13.7

Previous acquisition-related
Severance	0.6	-	(0.1)	(0.1)	-	0.4	47.6	47.6
Facilities and other	2.3	-	(1.5)	(0.2)	(0.2)	0.4	17.7	17.7
Total previous acquisition-related	2.9	-	(1.6)	(0.3)	(0.2)	0.8	65.3	65.3

Total restructuring	$18.2	$10.7	$(5.0)	$(1.3)	$(18.7)	$3.9	$124.3	$124.3

			Adjustment to Costs					Total
	Balance			Foreign		Balance	Total Costs	Expected
	May 31,	Initial		Currency	Cash	May 31,	Recognized	Program
(in millions)	2013	Costs	Expense	Effect	Payments	2014	to Date	Costs
Fiscal 2014 restructuring
Severance	$-	$22.0	$-	$-	$(9.4)	$12.6	$22.0	$22.0
Facilities and other	-	0.8	-	-	(0.3)	0.5	0.8	0.8
Total fiscal 2014 restructuring	-	22.8	-	-	(9.7)	13.1	22.8	22.8

Fiscal 2013 restructuring
Severance	7.9	-	(1.9)	0.3	(4.8)	1.5	12.8	12.8
Facilities and other	0.5	-	0.6	-	(0.7)	0.4	1.4	1.4
Total fiscal 2013 restructuring	8.4	-	(1.3)	0.3	(5.5)	1.9	14.2	14.2

Fiscal 2013 acquisition-related
Severance	0.6	-	-	-	(0.5)	0.1	0.8	0.8
Total fiscal 2013 acquisition-related	0.6	-	-	-	(0.5)	0.1	0.8	0.8

Previous restructuring
Severance	1.6	-	(0.5)	-	(0.9)	0.2	13.9	13.9
Facilities and other	0.1	-	-	-	(0.1)	-	0.4	0.4
Total previous restructuring	1.7	-	(0.5)	-	(1.0)	0.2	14.3	14.3

Previous acquisition-related
Severance	0.8	-	0.1	-	(0.3)	0.6	54.7	54.7
Facilities and other	6.4	-	(2.5)	0.1	(1.7)	2.3	21.9	21.9
Total previous acquisition-related	7.2	-	(2.4)	0.1	(2.0)	2.9	76.6	76.6

Total restructuring	$17.9	$22.8	$(4.2)	$0.4	$(18.7)	$18.2	$128.7	$128.7

			Adjustment to Costs						Total
	Balance				Foreign		Balance	Total Costs	Expected
	May 31,	Initial			Currency	Cash	May 31,	Recognized	Program
(in millions)	2012	Costs	Expense	Other	Effect	Payments	2013	to Date	Costs
Fiscal 2013 restructuring
Severance	$-	$19.4	$(4.6)	$-	$0.2	$(7.1)	$7.9	$14.8	$14.8
Facilities and other	-	0.4	0.3	0.1	-	(0.3)	0.5	0.7	0.7
Total fiscal 2013 restructuring	-	19.8	(4.3)	0.1	0.2	(7.4)	8.4	15.5	15.5

Fiscal 2013 acquisition-related
Severance	-	0.7	0.1	-	(0.1)	(0.1)	0.6	0.8	0.8
Facilities and other	-	0.1	-	-	-	(0.1)	-	0.1	0.1
Total fiscal 2013 acquisition-related	-	0.8	0.1	-	(0.1)	(0.2)	0.6	0.9	0.9

Previous restructuring
Severance	15.1	-	(6.2)	-	0.7	(8.0)	1.6	14.4	14.4
Facilities and other	1.6	-	0.2	(0.2)	0.4	(1.9)	0.1	4.6	4.6
Total previous restructuring	16.7	-	(6.0)	(0.2)	1.1	(9.9)	1.7	19.0	19.0

Previous acquisition-related
Severance	5.5	-	(1.0)	-	0.4	(4.1)	0.8	54.6	54.6
Facilities and other	8.3	-	0.8	0.2	-	(2.9)	6.4	24.3	24.3
Total previous acquisition-related	13.8	-	(0.2)	0.2	0.4	(7.0)	7.2	78.9	78.9

Total restructuring	$30.5	$20.6	$(10.4)	$0.1	$1.6	$(24.5)	$17.9	$114.3	$114.3

Schedule of restructuring charges by segment

	Three Months Ended		Six Months Ended
	October 31,		October 31,
(in millions)	2015	2014	2015	2014

License	$0.6	$2.2	$1.6	$4.9
Maintenance	0.6	0.5	1.2	1.0
Consulting	1.0	(0.5)	1.1	4.3
General and administrative and other functions	4.2	1.6	4.3	1.1
Total restructuring costs	$6.4	$3.8	$8.2	$11.3

	11 Months Ended	Years Ended May 31,
	April 30, 2015	2014	2013
(in millions)
License	$3.2	$4.2	$3.8
Maintenance	0.8	0.7	0.3
Consulting	0.8	9.1	(0.1)
General and administrative and other functions	0.9	4.6	6.2
Total restructuring costs	$5.7	$18.6	$10.2